Exhibit 99.1

GM Financial Automobile Leasing Trust 2018-2

3.61% Exchange Note

Class A-1 2.37343% Asset Backed Notes

Class A-2A 2.83% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 3.06% Asset Backed Notes

Class A-4 3.16% Asset Backed Notes

Class B 3.31% Asset Backed Notes

Class C 3.50% Asset Backed Notes

Class D 3.60% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	05/01/18
End of Period:	06/30/18
Number of days in Interest Period (Actual/360):	23
Number of days in Collection Period:	61
Report Due Date:	07/18/18
Distribution Date:	07/20/18
Transaction Month:	1

2018-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,084	05/01/2018	06/27/2018	$1,362,697,503

Total	56,084			$1,362,697,503

RECONCILIATION OF 2018-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,362,697,503

{2} Reduction in Agg. Securitization Value due to payments				{2}	27,892,586
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,738,219
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	7,562,730
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	37,193,535

{7} End of period Aggregate Securitization Value					{7}	$1,325,503,968

{8} Pool Factor					{8}	97.270595%

RECONCILIATION OF 2018-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,300,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,300,000,000

{11} Exchange Note Principal Payment Amount					{11}	37,193,535

{12} End of period Exchange Note Balance					{12}	$1,262,806,465

{13} Note Pool Factor					{13}	97.138959%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$177,000,000	$360,000,000	$75,000,000	$399,000,000	$79,830,000

{15} Beginning of period Note Balance	{15}	$177,000,000	$360,000,000	$75,000,000	$399,000,000	$79,830,000

{16} Noteholders’ Principal Distributable Amount	{16}	37,193,535	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	11,394,563	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$128,411,902	$360,000,000	$75,000,000	$399,000,000	$79,830,000

{21} Note Pool Factor	{21}	72.549097%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$49,060,000	$52,470,000	$49,730,000		$1,242,090,000

{23} Beginning of period Note Balance	{23}	$49,060,000	$52,470,000	$49,730,000		$1,242,090,000
{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		37,193,535
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		11,394,563
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$49,060,000	$52,470,000	$49,730,000		$1,193,501,902

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		96.088198%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,362,697,503

{31} Ending Designated Pool Balance							{31}	1,325,503,968
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,325,503,968

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$37,193,535

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,300,000,000	$0	3.61%	23	30/360	$2,998,306

	RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
	{36} 2018-2 Designated Pool Collections (net of Liquidation Proceeds and fees)						{36}	$47,885,831
	{37} Net Liquidation Proceeds collected during period						{37}	5,311,108
	{38} Investment Earnings						{38}	6,794
	{39} Investment Earnings - transferred to Indenture Note Collection Account						{39}	(6,794)
	{40} Deposit from Servicer						{40}	0

	{41} Total Additions:							{41}	53,196,939

	Distributions:
	{42} To the Servicer, Designated Pool Servicing Fee						{42}	2,309,015
	{43} To the 2018-2 Exchange Noteholder, the Exchange Note Interest Payment Amount						{43}	2,998,306
	{44} To the 2018-2 Exchange Noteholder, the Exchange Note Principal Payment Amount						{44}	37,193,535
{45} To the 2018-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	10,696,083
{46} To the 2018-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	0

	{47} Total Distributions:							{47}	$53,196,939

	NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
	{48} Beginning Agg. Securitization Value				{48}	$1,362,697,503
	{49} Ending Agg. Securitization Value				{49}	1,325,503,968
	{50} Principal Distributable Amount {48} - {49}					{50}	37,193,535

	{51} Noteholders’ Principal Carryover Amount					{51}	0

	{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount						{52}	37,193,535

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance							{53}	71,252,199

	{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}							{54}	$37,193,535

	Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$177,000,000	$0	2.37%	23	Actual/360	$268,396
{56}	Class A-2A	$360,000,000	0	2.83%	23	30/360	650,900
{57}	Class A-2B	$75,000,000	0	2.32288%	23	Actual/360	111,305
{58}	Class A-3	$399,000,000	0	3.06%	23	30/360	780,045
{59}	Class A-4	$79,830,000	0	3.16%	23	30/360	161,168
{60}	Class B	$49,060,000	0	3.31%	23	30/360	103,749
{61}	Class C	$52,470,000	0	3.50%	23	30/360	117,329
{62}	Class D	$49,730,000	0	3.60%	23	30/360	114,379

	RECONCILIATION OF INDENTURE COLLECTION ACCOUNT
	Available Funds:
	{63} 2018-2 Exchange Note Collections						{63}	$50,887,924
	{64} Investment Earnings						{64}	0
	{65} Investment Earnings - transferred from Exchange Note Collection Account						{65}	6,794
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement							{66}	1,276
	{67} Optional Purchase Price						{67}	0
	{68} Indenture Section 5.4 disposition of Collateral						{68}	0
	{69} Available Funds:							{69}	50,895,994

	{70} Reserve Account Withdrawal Amount						{70}	0

	{71} Total Distributable Funds:							{71}	50,895,994

	Distributions:
	{72} To the Successor Servicer, unpaid transition expenses, pro rata						{72}	0
	{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata						{73}	417
	{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata						{74}	208
	{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata						{75}	0
	{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu						{76}	268,396
	{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu						{77}	650,900
	{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu						{78}	111,305
	{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu						{79}	780,045
	{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu						{80}	161,168
	{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{81}	0
	{82} Class B Noteholders’ Interest Distributable Amount						{82}	103,749
	{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{83}	0
	{84} Class C Noteholders’ Interest Distributable Amount						{84}	117,329
	{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{85}	0
	{86} Class D Noteholders’ Interest Distributable Amount						{86}	114,379
	{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall						{87}	0
	{88} Noteholders’ Principal Distributable Amount						{88}	37,193,535
	{89} To the Reserve Account, the Reserve Amount Required Amount						{89}	0
	{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)						{90}	11,394,563
	{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata						{91}	0
	{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata						{92}	0
	{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata						{93}	0
	{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata						{94}	0
	{95} To the Issuer Trust Certificateholders, the aggregate amount remaining						{95}	0

	{96} Total Distributions:							{96}	$50,895,994

	PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds			Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account			(I) or (II)
{97}	Class A	$1,090,830,000	$1,325,503,968	$0	$		48,923,555	$0
{98}	Class B	1,139,890,000	1,325,503,968	0			48,819,806	0
{99}	Class C	1,192,360,000	1,325,503,968	0			48,702,477	0
{100}	Class D	1,242,090,000	1,325,503,968	0			48,588,098	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$11,394,563

	{102} Beginning Note Balance					{102}	1,242,090,000
	{103} Principal payments through Indenture Section 8.3 (a) (i) through (xv)					{103}	37,193,535
	{104} Pro-Forma Note Balance						{104}	1,204,896,465

	{105} Ending Aggregate Securitization Value					{105}	1,325,503,968
	{106} 11.35% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10.35% Thereafter ($141,039,192)					{106}	154,666,167
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	1,170,837,801

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	34,058,664

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$11,394,563

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,325,503,968
	{111} End of Period Note Balance							{111}	1,262,806,465
	{112} Overcollateralization							{112}	62,697,503
	{113} Overcollateralization %								{113}	4.73%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,325,503,968
	{115} End of Period Note Balance							{115}	1,193,501,902
	{116} Overcollateralization							{116}	132,002,066
	{117} Overcollateralization %								{117}	9.96%

	RECONCILIATION OF 2018-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,813,488

	{119} Beginning of Period Reserve Account balance								{119}	$6,813,488
	{120} Investment Earnings							{120}	1,276
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,814,764

	{124} Specified Reserve Balance								{124}	6,813,488

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	1,276

	{126} End of period Reserve Account balance								{126}	$6,813,488

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$0	0.00%

	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

	CREDIT RISK RETENTION (1)

									Dollars	Percentage
	{129} Fair Value of Residual Interest							{129}	$141,364,252	10.22%
	{130} Total Fair Value of Notes and Residual Interest							{130}	$1,383,454,252	100.00%

{131} Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)								{131}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	July 17, 2018

GM Financial

GMALT 2018-2

Supplemental Monthly Data

June 30, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,362,697,503	$1,011,449,634
Change	(37,193,535)	(6,932,592)

End of Period	$1,325,503,968	$1,004,517,042
Residual Value as % of Agg. Securitization Value		75.78%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	55,561	1,322,120,892	99.74%
31 - 60 days	139	3,383,076	0.26%
61 - 90 days	0	0	0.00%
91 - 120 days	0	0	0.00%

Total	55,700	1,325,503,968	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	242	6,529,532	242	6,529,532
Standard terminations	11	263,971	11	263,971

Total retained by lessee	253	6,793,503	253	6,793,503
Returned Vehicles
Early terminations	45	754,185	45	754,185
Standard terminations	0	0	0	0

Total returned to dealer	45	754,185	45	754,185
Charged off leases / Repossessed vehicles	85	1,738,219	85	1,738,219
Repurchases	1	15,041	1	15,041
Other	0	0	0	0

Total terminations	384	9,300,948	384	9,300,948

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,738,219	1,738,219
less: Sales proceeds	775,523	775,523
less: Excess wear and excess mileage received	0	0
less: Other amounts received	—	0

Net Credit (Gain) Loss	962,696	962,696

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	657,238	657,238
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	605,455	605,455
less: Excess wear and excess mileage received	—	0
less: Other recovery amounts	—	0

Residual (Gain) Loss	51,783	51,783

	Current Period	Prev. Month
Prepay Speed	1.7365%

Return Rate based on Scheduled to Terminate(2)	0.0000%

Return Rate based on Terminated Leases(3)	11.7188%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.